UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment:            | |; Amendment Number: ____

This Amendment (Check only one):    | | is a restatement
                                    |_| adds new holding entries.

Institutional Manager Filing this Report:

Name: Conus Partners, Inc.

Address:    49 West 38th Street
            11th Floor
            New York, New York 10018

13F File Number: 28-12281

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Andrew Zacks
Title:      Managing Director
Phone:      212-332-7291

Signature, Place and Date of Signing:


 /s/ Andrew Zacks            New York, New York               November 12, 2010
-----------------           -------------------              ------------------
     [Signature]                    [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    67

Form 13F Information Table Value Total:   $438,224
                                         (thousands)

List of Other Included Managers: None

                                                     FORM 13F INFORMATION TABLE
                                                        Conus Partners, Inc.
                                                         September 30, 2010
COLUMN 1                         COLUMN  2     COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6       COL 7        COLUMN 8

                                                            VALUE     SHRS OR   SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP       (x1000)   PRN AMT   PRN CALL  DISCRETION      MNGRS  SOLE SHARED    NONE
--------------                --------------    -----       -------   -------   --- ----  ----------      -----  ---- ------    ----
AT&T INC                           COM         00206R102   10442        365,100      PUT  SHARED-DEFINED  None          365,100
ACCELRYS INC                       COM         00430U103    7268      1,044,244 SH        SHARED-DEFINED  None        1,044,244
AEROVIRONMENT INC                  COM         008073108    1113         50,000 SH        SHARED-DEFINED  None           50,000
ALCOA INC                          COM         013817101    4844        400,000      PUT  SHARED-DEFINED  None          400,000
ALLEGHENY TECHNOLOGIES INC         COM         01741R102    2323         50,000      PUT  SHARED-DEFINED  None           50,000
ALLIANCE DATA SYSTEMS CORP         COM         018581108    2415         37,000      PUT  SHARED-DEFINED  None           37,000
ALLIANCE ONE INTL INC              COM         018772103    3320        800,000 SH        SHARED-DEFINED  None          800,000
AMAZON COM INC                     COM         023135106   14921         95,000      PUT  SHARED-DEFINED  None           95,000
ANNALY CAP MGMT INC                COM         035710409   19320      1,097,700      PUT  SHARED-DEFINED  None        1,097,700
ARCELORMITTAL SA LUXEMBOURG   NY REGISTRY SH   03938L104    7585        230,000      PUT  SHARED-DEFINED  None          230,000
AUTOZONE INC                       COM         053332102   35481        155,000      PUT  SHARED-DEFINED  None          155,000
BANK OF AMERICA CORPORATION        COM         060505104    1965        150,000      PUT  SHARED-DEFINED  None          150,000
BERKSHIRE HATHAWAY INC DEL       CL B NEW      084670702    9095        110,000      PUT  SHARED-DEFINED  None          110,000
BHP BILLITON LTD              SPONSORED ADR    088606108    3816         50,000      PUT  SHARED-DEFINED  None           50,000
BIGBAND NETWORKS INC               COM         089750509    1399        492,684 SH        SHARED-DEFINED  None          492,684
BOEING CO                          COM         097023105   11312        170,000      PUT  SHARED-DEFINED  None          170,000
CABLEVISION SYS CORP          CL A NY CABLVS   12686C109    2619        100,000      PUT  SHARED-DEFINED  None          100,000
CISCO SYS INC                      COM         17275R102   19710        900,000     CALL  SHARED-DEFINED  None          900,000
COACH INC                          COM         189754104    4726        110,000      PUT  SHARED-DEFINED  None          110,000
CODEXIS INC                        COM         192005106   12455      1,297,400 SH        SHARED-DEFINED  None        1,297,400
CRAWFORD & CO                      CL A        224633206     924        452,846 SH        SHARED-DEFINED  None          452,846
CROWN CASTLE INTL CORP             COM         228227104    8830        200,000      PUT  SHARED-DEFINED  None          200,000
CURIS INC                          COM         231269101    1283        936,392 SH        SHARED-DEFINED  None          936,392
DISNEY WALT CO                  COM DISNEY     254687106    3310        100,000      PUT  SHARED-DEFINED  None          100,000
DURECT CORP                        COM         266605104    5106      2,010,220 SH        SHARED-DEFINED  None        2,010,220
ENCANA CORP                        COM         292505104    2116         70,000     CALL  SHARED-DEFINED  None           70,000
ENZO BIOCHEM INC                   COM         294100102     408        107,350 SH        SHARED-DEFINED  None          107,350
GENERAL ELECTRIC CO                COM         369604103    8556        526,500      PUT  SHARED-DEFINED  None          526,500
GENZYME CORP                       COM         372917104    9911        140,000     CALL  SHARED-DEFINED  None          140,000
GILEAD SCIENCES INC                COM         375558103   10683        300,000     CALL  SHARED-DEFINED  None          300,000
GLOBALSTAR INC                     COM         378973408     284        163,000 SH        SHARED-DEFINED  None          163,000
GOLDEN MINERALS CO                 COM         381119106    3525        227,000 SH        SHARED-DEFINED  None          227,000
GOLDMAN SACHS GROUP INC            COM         38141G104    8675         60,000      PUT  SHARED-DEFINED  None           60,000
GREEN MTN COFFEE ROASTERS IN       COM         393122106    1560         50,000      PUT  SHARED-DEFINED  None           50,000
HESKA CORP                    COM RESTRICTED   42805E207      45        100,000 SH        SHARED-DEFINED  None          100,000
INOVIO PHARMACEUTICALS INC         COM         45773H102    1181        944,717 SH        SHARED-DEFINED  None          944,717
INTERNATIONAL BUSINESS MACHS       COM         459200101   14755        110,000      PUT  SHARED-DEFINED  None          110,000
INTL PAPER CO                      COM         460146103    1740         80,000      PUT  SHARED-DEFINED  None           80,000
ISHARES TR                    FTSE XNHUA IDX   464287184    6423        150,000      PUT  SHARED-DEFINED  None          150,000
JOHNSON CTLS INC                   COM         478366107    2440         80,000      PUT  SHARED-DEFINED  None           80,000
LANDEC CORP                        COM         514766104      93         15,000 SH        SHARED-DEFINED  None           15,000
LAS VEGAS SANDS CORP               COM         517834107    3485        100,000      PUT  SHARED-DEFINED  None          100,000
LINCOLN NATL CORP IND              COM         534187109    1914         80,000      PUT  SHARED-DEFINED  None           80,000
MACYS INC                          COM         55616P104    3693        160,000      PUT  SHARED-DEFINED  None          160,000
MAXYGEN INC                        COM         577776107   15841      2,735,900 SH        SHARED-DEFINED  None        2,735,900
METLIFE INC                        COM         59156R108    3845        100,000      PUT  SHARED-DEFINED  None          100,000
OPENTABLE INC                      COM         68372A104    2723         40,000      PUT  SHARED-DEFINED  None           40,000
PACCAR INC                         COM         693718108    3371         70,000      PUT  SHARED-DEFINED  None           70,000
PERMA-FIX ENVIRONMENTAL SVCS       COM         714157104    4375      2,619,543 SH        SHARED-DEFINED  None        2,619,543
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR    71654V408    1814         50,000      PUT  SHARED-DEFINED  None           50,000
PHILLIPS VAN HEUSEN CORP           COM         718592108    6016        100,000      PUT  SHARED-DEFINED  None          100,000
PLATINUM GROUP METALS LTD        COM NEW       72765Q205     772        330,000 SH        SHARED-DEFINED  None          330,000
POLYPORE INTL INC                  COM         73179V103    1939         64,300      PUT  SHARED-DEFINED  None           64,300
PRUDENTIAL FINL INC                COM         744320102    1625         30,000      PUT  SHARED-DEFINED  None           30,000
SL GREEN RLTY CORP                 COM         78440X101    6333        100,000      PUT  SHARED-DEFINED  None          100,000
SEARS HLDGS CORP                   COM         812350106    3607         50,000      PUT  SHARED-DEFINED  None           50,000
SIMON PPTY GROUP INC NEW           COM         828806109    9274        100,000      PUT  SHARED-DEFINED  None          100,000
TEVA PHARMACEUTICAL INDS LTD       ADR         881624209   15825        300,000     CALL  SHARED-DEFINED  None          300,000
THERAGENICS CORP                   COM         883375107    4241      3,339,088 SH        SHARED-DEFINED  None        3,339,088
ULTRATECH INC                      COM         904034105    1368         80,000 SH        SHARED-DEFINED  None           80,000
UNITED STATIONERS INC              COM         913004107     342          6,400      PUT  SHARED-DEFINED  None            6,400
VARIAN MED SYS INC                 COM         92220P105    6050        100,000      PUT  SHARED-DEFINED  None          100,000
WAL MART STORES INC                COM         931142103   55126      1,030,000      PUT  SHARED-DEFINED  None        1,030,000
WELLPOINT INC                      COM         94973V107    5664        100,000      PUT  SHARED-DEFINED  None          100,000
WELLS FARGO & CO NEW               COM         949746101    1507         60,000      PUT  SHARED-DEFINED  None           60,000
YAHOO INC                          COM         984332106    7794        550,000     CALL  SHARED-DEFINED  None          550,000
UBS AG                           SHS NEW       H89231338    1703        100,000      PUT  SHARED-DEFINED  None          100,000

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